PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014

Cost:
Computers and peripheral equipment	$12,190	$12,197
Office furniture and equipment	4,183	3,908
Leasehold improvements	2,959	2,811

	19,332	18,916
Accumulated depreciation:
Computers and peripheral equipment	9,964	10,265
Office furniture and equipment	2,609	2,459
Leasehold improvements	1,496	1,429

	14,069	14,153

Depreciated cost	$5,263	$4,763

Depreciation expense totaled $ 903, $ 1,260 and $ 1,582 for the years 2012, 2013 and 2014, respectively.